As filed with the Securities and Exchange Commission on November 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

Registrant’s telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2013
(Unaudited)

Shares		Value
COMMON STOCKS - 68.07%
	ADVERTISING - 1.55%
5,800	Lamar Advertising Company Class A (a)(f)	$ 272,774
	AUTO PARTS & EQUIPMENT - 0.86%
2,000	Visteon Corporation (a)(e)	151,280
	AUTOMOBILE MANUFACTURERS - 2.10%
10,300	General Motors Company (a)(d)	370,491
	BIOTECHNOLOGY - 6.27%
33,531	Elan Corporation plc - ADR (a)	522,413
4,664	Onyx Pharmaceuticals, Inc. (a)(f)	581,461
		1,103,874
	BROADCASTING & CABLE TV - 0.72%
1,100	CC Media Holdings, Inc. (a)	5,489
1,566	Discovery Communications, Inc. Class C (a)	122,336
		127,825
	CABLE & SATELLITE TV - 2.28%
5,387	Comcast Corporation Special Class A	233,634
2,700	DISH Network Corporation Class A (a)(e)	121,527
608	Liberty Global plc Series C (a)(b)(d)	45,862
		401,023
	CASINOS & GAMING - 2.31%
7,921	SHFL entertainment, Inc. (a)(g)	182,183
8,627	WMS Industries, Inc. (a)(g)	223,871
		406,054
	COAL & CONSUMABLE FUELS - 0.10%
6,154	Uranium One, Inc. (a)(b)	17,027
	COMPUTER HARDWARE - 0.88%
11,260	Dell, Inc.	155,050
	CONSUMER FINANCE - 1.00%
7,100	SLM Corporation (e)	176,790
	DATA PROCESSING & OUTSOURCED SERVICES - 0.09%
484	Lender Processing Services, Inc.	16,103
	DEPARTMENT STORES - 0.12%
1,376	Saks, Inc. (a)	21,933
	DIVERSIFIED CHEMICALS - 1.42%
12,142	Huntsman Corporation (d)	250,246
	DIVERSIFIED METALS & MINING - 0.06%
276	Freeport-McMoRan Copper & Gold, Inc.	9,130
1,276	Pilot Gold, Inc. (a)(b)	1,363
		10,493
	DRUG RETAIL - 0.25%
761	Shoppers Drug Mart Corporation (b)	43,825
	ELECTRIC UTILITIES - 2.51%
18,698	NV Energy, Inc. (f)	441,460
	ELECTRONIC MANUFACTURING SERVICES - 2.48%
11,386	Molex, Inc. Class A	435,856
	GAS UTILITIES - 0.21%
700	ONEOK, Inc. (e)	37,324
	HEALTH CARE FACILITIES - 1.30%
12,269	Health Management Associates, Inc. Class A (a)(d)	157,043
3,436	Vanguard Health Systems, Inc. (a)	72,190
		229,233
	HOUSEHOLD PRODUCTS - 0.53%
65,389	Vinda International Holdings Ltd. (b)	92,402
	INDUSTRIAL MACHINERY - 1.52%
1,800	Dover Corporation	161,694
333	Ingersoll-Rand plc (b)	21,625
1,400	The Timken Company (e)	84,560
		267,879
	INTEGRATED OIL & GAS - 5.93%
7,000	BP plc - ADR (e)	294,210
6,100	Hess Corporation (e)	471,774
1,300	Murphy Oil Corporation (e)	78,416
325	Murphy USA, Inc. (a)	13,127
2,000	Occidental Petroleum Corporation (e)	187,080
		1,044,607
	INTEGRATED TELECOMMUNICATION SERVICES - 0.64%
300	AT&T, Inc.	10,146
2,200	Verizon Communications, Inc. (g)	102,652
		112,798
	INTERNET SOFTWARE & SERVICES - 1.46%
1,400	Equinix, Inc. (a)(d)	257,110
	LIFE SCIENCES TOOLS & SERVICES - 3.51%
8,255	Life Technologies Corporation (a)	617,722
	MOVIES & ENTERTAINMENT - 2.10%
1,712	News Corporation Class B (a)	28,128
3,349	Twenty-First Century Fox, Inc. Class A (e)	112,192
6,851	Twenty-First Century Fox, Inc. Class B (g)	228,823
		369,143
	MULTI-LINE INSURANCE - 1.88%
6,800	American International Group, Inc. (e)	330,684

	OIL & GAS DRILLING - 2.00%
6,400	Noble Corporation (b)(f)	241,728
2,500	Transocean, Ltd. (b)(e)	111,250
		352,978
	OIL & GAS EQUIPMENT & SERVICES - 0.93%
2,100	Halliburton Company (e)	101,115
800	National Oilwell Varco, Inc. (e)	62,488
		163,603
	OIL & GAS EXPLORATION & PRODUCTION - 2.21%
2,600	Anadarko Petroleum Corporation (e)	241,774
3,400	Berry Petroleum Company Class A (e)	146,642
		388,416
	OIL & GAS REFINING & MARKETING - 0.95%
4,900	Valero Energy Corporation (e)	167,335
	OIL & GAS STORAGE & TRANSPORTATION - 0.97%
4,700	Williams Companies, Inc. (e)	170,892
	PACKAGED FOODS & MEATS - 0.55%
5,704	DE Master Blenders 1753 NV (a)(b)	96,304
	PAPER PRODUCTS - 1.07%
4,200	International Paper Company (d)	188,160
	PERSONAL PRODUCTS - 0.06%
13,624	Magic Holdings International Ltd. (b)	10,610
	PHARMACEUTICALS - 2.59%
900	Eli Lilly & Company (e)	45,297
9,833	Pfizer, Inc. (f)	282,305
5,600	Warner Chilcott plc Class A (b)	127,960
		455,562
	REGIONAL BANKS - 0.57%
3,494	Sterling Financial Corporation	100,103
	REITS - 1.55%
5,775	Colonial Properties Trust	129,879
3,436	CommonWealth REIT (e)	75,283
2,400	Weyerhaeuser Company (e)	68,712
		273,874
	SEMICONDUCTORS - 0.50%
2,908	Spreadtrum Communications, Inc. - ADR	88,578
	SPECIALIZED CONSUMER SERVICES - 0.57%
7,683	Stewart Enterprises, Inc. Class A	100,955
	SPECIALIZED FINANCE - 3.01%
12,641	NYSE Euronext (g)	530,669
	SPECIALTY CHEMICALS - 0.84%
1,600	Ashland, Inc.	147,968
	SYSTEMS SOFTWARE - 1.17%
2,704	Sourcefire, Inc. (a)(g)	205,288
	THRIFTS & MORTGAGE FINANCE - 1.83%
35,561	Hudson City Bancorp, Inc. (d)	321,827
	WIRELESS TELECOMMUNICATION SERVICES - 2.62%
9,125	Leap Wireless International, Inc. (a)	144,084
11,873	Sprint Corporation (a)	73,731
7,850	T-Mobile U.S., Inc. (a)(g)	203,864
1,100	Vodafone Group plc - ADR	38,698
		460,377
	TOTAL COMMON STOCKS
	(Cost $11,273,184)	11,984,505

WARRANTS - 0.00%
668	Kinross Gold Corporation (a)(b)	39
	TOTAL WARRANTS
	(Cost $2,560)	39

Principal Amount
CORPORATE BONDS - 8.86%
	American Airlines, Inc.
$ 192,000	10.500%, 10/15/2012 (i)	237,360
210,000	7.500%, 3/15/2016 (Acquired 01/25/13 to 05/23/13, Cost $242,293) (h)	249,900
	Boise Paper Holding LLC
254,000	8.000%, 4/1/2020	288,290
	Clearwire Corporation LLC
208,000	12.000%, 12/1/2015 (Acquired 04/17/13 to 05/01/13, Cost $220,984) (h)	218,140
	Cricket Communications, Inc.
141,000	7.750%, 10/15/2020	160,211
	Dean Foods Company
23,000	9.750%, 12/15/2018	26,163
	Lender Processing Services, Inc.
93,000	5.750%, 4/15/2023	95,906
	McMoRan Exploration Company
44,000	11.875%, 11/15/2014	44,521
	MetroPCS Wireless, Inc.
30,000	6.625%, 11/15/2020	31,200
	Oil States International, Inc.
112,000	5.125%, 1/15/2023 (Acquired 06/12/13 to 08/06/13, Cost $123,465) (h)	123,060
	Vanguard Health Systems, Inc.
79,000	7.750%, 2/1/2019	85,123
	TOTAL CORPORATE BONDS
	(Cost $1,555,737)	1,559,874

PURCHASED PUT OPTIONS - 0.28%
Contracts (100 shares per contract)
	American International Group, Inc.
26	Expiration: October 2013, Exercise Price: $40.00	156
17	Expiration: October 2013, Exercise Price: $42.00	102
7	Expiration: November 2013, Exercise Price: $42.00	217
12	Expiration: January 2014, Exercise Price: $42.00	918
	Anadarko Petroleum Corporation
26	Expiration: November 2013, Exercise Price: $77.50	1,092
	Ashland, Inc.
4	Expiration: October 2013, Exercise Price: $70.00	10
4	Expiration: October 2013, Exercise Price: $75.00	20
8	Expiration: October 2013, Exercise Price: $80.00	60
	AT&T, Inc.
3	Expiration: January 2014, Exercise Price: $31.00	180
	Berry Petroleum Company Class A
34	Expiration: November 2013, Exercise Price: $35.00	595
	BP plc - ADR
56	Expiration: October 2013, Exercise Price: $37.00	168
	CommonWealth REIT
10	Expiration: October 2013, Exercise Price: $17.50	100
19	Expiration: October 2013, Exercise Price: $20.00	475
5	Expiration: January 2014, Exercise Price: $17.50	300
	DISH Network Corporation Class A
7	Expiration: October 2013, Exercise Price: $40.00	88
4	Expiration: December 2013, Exercise Price: $38.00	280
8	Expiration: December 2013, Exercise Price: $39.00	720
8	Expiration: January 2014, Exercise Price: $40.00	1,200
	Dover Corporation
8	Expiration: December 2013, Exercise Price: $75.00	380
10	Expiration: December 2013, Exercise Price: $80.00	950
	Eli Lilly & Company
7	Expiration: October 2013, Exercise Price: $46.00	66
2	Expiration: December 2013, Exercise Price: $50.00	378
	Equinix, Inc.
8	Expiration: December 2013, Exercise Price: $150.00	1,840
6	Expiration: January 2014, Exercise Price: $160.00	2,880
	General Motors Company
69	Expiration: December 2013, Exercise Price: $29.00	2,070
34	Expiration: December 2013, Exercise Price: $30.00	1,258
	Halliburton Company
14	Expiration: October 2013, Exercise Price: $41.00	42
3	Expiration: October 2013, Exercise Price: $43.00	19
	Health Management Associates, Inc. Class A
77	Expiration: November 2013, Exercise Price: $11.00	963
	Hess Corporation
34	Expiration: October 2013, Exercise Price: $60.00	204
27	Expiration: November 2013, Exercise Price: $62.50	594
	Huntsman Corporation
18	Expiration: November 2013, Exercise Price: $14.00	135
24	Expiration: November 2013, Exercise Price: $15.00	240
72	Expiration: January 2014, Exercise Price: $14.00	900
	Ingersoll-Rand plc
3	Expiration: December 2013, Exercise Price: $50.00	52
	International Paper Company
7	Expiration: October 2013, Exercise Price: $37.00	32
35	Expiration: October 2013, Exercise Price: $39.00	315
	iShares Russell 2000 ETF
14	Expiration: October 2013, Exercise Price: $102.00	812
	Lamar Advertising Company Class A
10	Expiration: October 2013, Exercise Price: $35.00	100
18	Expiration: October 2013, Exercise Price: $37.00	225
13	Expiration: October 2013, Exercise Price: $40.00	292
9	Expiration: October 2013, Exercise Price: $41.00	225
4	Expiration: January 2014, Exercise Price: $40.00	350
	Materials Select Sector SPDR Trust
3	Expiration: March 2014, Exercise Price: $45.00	1,477
	Murphy Oil Corporation
11	Expiration: October 2013, Exercise Price: $52.50	28
3	Expiration: October 2013, Exercise Price: $55.00	8
4	Expiration: October 2013, Exercise Price: $60.00	50
5	Expiration: January 2014, Exercise Price: $55.00	237
	National Oilwell Varco, Inc.
7	Expiration: January 2014, Exercise Price: $70.00	987
	Noble Corporation
64	Expiration: December 2013, Exercise Price: $33.00	3,840
	Occidental Petroleum Corporation
4	Expiration: November 2013, Exercise Price: $72.50	48
16	Expiration: November 2013, Exercise Price: $75.00	224
	ONEOK, Inc.
7	Expiration: October 2013, Exercise Price: $45.00	70
	Pfizer, Inc.
22	Expiration: December 2013, Exercise Price: $23.00	165
56	Expiration: December 2013, Exercise Price: $25.00	868
	SLM Corporation
64	Expiration: October 2013, Exercise Price: $20.00	384
7	Expiration: January 2014, Exercise Price: $18.00	95

	SPDR S&P 500 ETF Trust
27	Expiration: October 2013, Exercise Price: $171.00	9,720
	Sprint Corporation
41	Expiration: February 2014, Exercise Price: $5.00	738
	The Timken Company
6	Expiration: December 2013, Exercise Price: $47.50	225
5	Expiration: December 2013, Exercise Price: $50.00	275
3	Expiration: December 2013, Exercise Price: $52.50	270
	T-Mobile U.S., Inc.
9	Expiration: November 2013, Exercise Price: $18.00	54
69	Expiration: January 2014, Exercise Price: $20.00	1,828
	Transocean, Ltd.
25	Expiration: November 2013, Exercise Price: $40.00	725
	Twenty-First Century Fox, Inc. Class A
23	Expiration: October 2013, Exercise Price: $24.00	58
20	Expiration: October 2013, Exercise Price: $27.00	50
29	Expiration: October 2013, Exercise Price: $28.00	72
50	Expiration: October 2013, Exercise Price: $29.00	125
	Valero Energy Corporation
20	Expiration: December 2013, Exercise Price: $29.00	870
10	Expiration: December 2013, Exercise Price: $30.00	610
13	Expiration: January 2014, Exercise Price: $29.00	858
	Verizon Communications, Inc.
11	Expiration: November 2013, Exercise Price: $42.00	275
	Visteon Corporation
20	Expiration: December 2013, Exercise Price: $60.00	550
	Vivendi SA
57	Expiration: October 2013, Exercise Price: EUR 14.00 (j)	77
35	Expiration: November 2013, Exercise Price: EUR 15.00 (j)	379
	Vodafone Group plc - ADR
8	Expiration: January 2014, Exercise Price: $26.00	60
	Weyerhaeuser Company
24	Expiration: October 2013, Exercise Price: $23.00	120
	Williams Companies, Inc.
47	Expiration: November 2013, Exercise Price: $30.00	611
	TOTAL PURCHASED PUT OPTIONS
	(Cost $100,879)	49,034

Shares
SHORT-TERM INVESTMENTS - 24.54%
996,271	BlackRock Liquidity Funds TempFund Portfolio, 0.03% (c)(e)	996,271
997,000	Fidelity Institutional Government Portfolio, 0.01% (c)(e)	997,000
332,167	Fidelity Institutional Money Market Portfolio, 0.04% (c)(e)	332,167
997,000	Goldman Sachs Financial Square Money Market Fund, 0.07% (c)(e)	997,000
997,000	The Liquid Asset Portfolio, 0.07% (c)(e)	997,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,319,438)	4,319,438
	TOTAL INVESTMENTS
	(Cost $17,251,798) - 101.75%	$ 17,912,890

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2013.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short.
(e)	All or a portion of the shares have been committed as collateral for written option contracts.
(f)	All or a portion of the shares have been committed as collateral for swap contracts.
(g)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2013, these securities represented 3.36% of total net assets.
(i)	Default or other conditions exist and the security is not presently accruing income.
(j)	Level 2 Security. Please see footnote (l) on the schedule of investments for more information.

(k)	The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

	Cost of investments	$17,300,942
	Gross unrealized appreciation	909,273
	Gross unrealized depreciation	(297,325)
	Net unrealized appreciation	$611,948

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(l)
Investment Valuation - Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities are valued based on evaluations provided by a third party, when available, or at the mean of the closing bid and asked prices. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities, that are not obligations of the U.S. Government or its agencies, the mean of the reported closing bid and ask prices is used. These securities are classified as Level 2 investments. As a secondary source, an individual broker bid or ask may be used to value debt securities if the Adviser reasonably believes such bid or ask is an actionable bid or ask in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 investments. Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what the Fund can receive upon exercising the option) or the last reported composite sale price.  If no sales are reported or if the last sale is outside the bid and ask parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term debt investments are carried at amortized cost, which approximates market value. Money market funds are valued at the reported NAV.

The Adviser monitors and reviews the pricing of securities and makes determinations of fair value when such procedures call for judgment and analysis. Securities for which there are no market quotations readily available or such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; intrinsic value and public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2013, the Fund did not have any fair valued securities.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2013. These assets and liabilities are measured on a recurring basis.

	The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2013.

	Investments at Fair Value	Level 1	Level 2	Level 3		Total
	Assets
	Common Stocks *	$11,888,201	$96,304	$-		$11,984,505
	Warrants	39	-	-		39
	Corporate Bonds	-	1,559,874	-		1,559,874
	Purchased Put Options	48,578	456	-		49,034
	Short-Term Investments	4,319,438	-	-		4,319,438
	Swap Contracts **	-	55,707	-	***	55,707
	Forward Currency Exchange Contracts **	-	383	-		383

	Liabilities
	Common Stocks Sold Short	$1,577,791	$-	$-		$1,577,791
	Written Option Contracts	518,234	18,506	-		536,740
	Swap Contracts **	-	10,546	-		10,546
	Forward Currency Exchange Contracts **	-	40,447	-		40,447

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.
***	Value is less than $0.50.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on a comparable security, trading volume and maturity date. The Fund did not have transfers into or out of Level 1, Level 2 or Level 3 during the period. Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2012	$1,190
Realized gain	1,105
Change in unrealized depreciation	(1,190)
Sales	(1,105)
Transfer into Level 3	-	***
Balance as of September 30, 2013	$-	***

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of September 30, 2013, are as follows:

Description	Fair Value at September 30, 2013		Valuation Technique	Unobservable Input	Range
Swap Contracts	-	***	Conservative Value Assigned	No Active Market	0.00 - 0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such market exists.

*** Value is less than $0.50.

(m)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2013.

	The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2013 are as follows:

		Asset Derivatives		Liability Derivatives
	Derivatives	Description	Fair Value	Description	Fair Value
	Equity Contracts:
	Purchased Options	Schedule of Investments	$49,034	N/A	$-
	Written Option Contracts	N/A	-	Schedule of Options Written	536,740
	Swap Contracts	Schedule of Swap Contracts	55,707	Schedule of Swap Contracts	10,546
	Foreign exchange contracts:
	Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	383	Schedule of Forward Currency Exchange Contracts	40,447
	Total		105,124		587,733

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2013
(Unaudited)

Shares		Value
COMMON STOCKS
5,386	Comcast Corporation Class A	$ 243,178
316	Community Health Systems, Inc.	13,114
1,566	Discovery Communications, Inc. Class A	132,201
145	Fidelity National Title Group, Inc.	3,857
1,994	IntercontinentalExchange, Inc.	361,751
571	Liberty Global plc Class A (a)	45,309
454	Loblaw Companies Ltd. (a)	20,059
2,994	M&T Bank Corporation	335,089
2,079	Mid-America Apartment Communities, Inc.	129,938
363	News Corporation Class A	5,830
1,559	Perrigo Company	192,349
4,123	Umpqua Holdings Corporation	66,875
		1,549,550
EXCHANGE-TRADED FUNDS
168	SPDR S&P 500 ETF Trust	28,241
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,385,716)	$ 1,577,791

ETF -	Exchange-Traded Fund
plc -	Public Limited Company
(a)	Foreign security.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2013
(Unaudited)

Contracts (100 Shares per contract)		Value
CALL OPTIONS WRITTEN
	Actavis plc
9	Expiration: November 2013, Exercise Price: $125.00	$17,685
	American International Group, Inc.
26	Expiration: October 2013, Exercise Price: $45.00	9,880
17	Expiration: October 2013, Exercise Price: $47.00	3,468
7	Expiration: November 2013, Exercise Price: $47.00	1,967
18	Expiration: January 2014, Exercise Price: $47.00	6,516
	Anadarko Petroleum Corporation
26	Expiration: November 2013, Exercise Price: $85.00	24,375
	Ashland, Inc.
4	Expiration: October 2013, Exercise Price: $80.00	4,992
12	Expiration: October 2013, Exercise Price: $85.00	9,240
	AT&T, Inc.
3	Expiration: January 2014, Exercise Price: $35.00	168
	Berry Petroleum Company Class A
17	Expiration: November 2013, Exercise Price: $40.00	7,055
17	Expiration: November 2013, Exercise Price: $45.00	2,465
	BP plc - ADR
70	Expiration: October 2013, Exercise Price: $41.00	9,065
	CommonWealth REIT
29	Expiration: October 2013, Exercise Price: $22.50	1,450
5	Expiration: January 2014, Exercise Price: $22.50	850
	DISH Network Corporation Class A
7	Expiration: October 2013, Exercise Price: $43.00	1,768
4	Expiration: December 2013, Exercise Price: $42.00	1,880
8	Expiration: December 2013, Exercise Price: $43.00	3,280
8	Expiration: January 2014, Exercise Price: $45.00	2,880
	Dover Corporation
8	Expiration: December 2013, Exercise Price: $85.00	5,240
10	Expiration: December 2013, Exercise Price: $90.00	3,350
	Eli Lilly & Company
7	Expiration: October 2013, Exercise Price: $50.00	742
2	Expiration: December 2013, Exercise Price: $52.50	158
	Equinix, Inc.
7	Expiration: December 2013, Exercise Price: $170.00	13,755
1	Expiration: December 2013, Exercise Price: $195.00	680
6	Expiration: January 2014, Exercise Price: $180.00	8,880
	Freeport-McMoRan Copper & Gold, Inc.
2	Expiration: October 2013, Exercise Price: $28.00	1,020
	General Motors Company
92	Expiration: December 2013, Exercise Price: $34.00	28,750
1	Expiration: December 2013, Exercise Price: $35.00	245
10	Expiration: December 2013, Exercise Price: $36.00	1,910

	Halliburton Company
18	Expiration: October 2013, Exercise Price: $45.00	6,012
3	Expiration: October 2013, Exercise Price: $47.00	531
	Health Management Associates, Inc. Class A
66	Expiration: November 2013, Exercise Price: $14.00	660
11	Expiration: November 2013, Exercise Price: $15.00	83
	Hess Corporation
34	Expiration: October 2013, Exercise Price: $70.00	25,755
27	Expiration: November 2013, Exercise Price: $72.50	16,335
	Huntsman Corporation
42	Expiration: November 2013, Exercise Price: $17.00	15,960
72	Expiration: January 2014, Exercise Price: $18.00	22,680
	Ingersoll-Rand plc
3	Expiration: December 2013, Exercise Price: $57.50	2,445
	International Paper Company
7	Expiration: October 2013, Exercise Price: $42.00	2,205
35	Expiration: October 2013, Exercise Price: $45.00	3,325
	Lamar Advertising Company Class A
14	Expiration: October 2013, Exercise Price: $41.00	8,610
18	Expiration: October 2013, Exercise Price: $42.00	9,540
13	Expiration: October 2013, Exercise Price: $44.00	4,550
9	Expiration: October 2013, Exercise Price: $45.00	2,520
4	Expiration: January 2014, Exercise Price: $46.00	1,400
	Leap Wireless International, Inc.
86	Expiration: October 2013, Exercise Price: $16.00	817
5	Expiration: October 2013, Exercise Price: $17.00	25
	Murphy Oil Corporation
3	Expiration: October 2013, Exercise Price: $62.50	2,400
5	Expiration: October 2013, Exercise Price: $67.50	1,675
5	Expiration: January 2014, Exercise Price: $65.00	3,500
	National Oilwell Varco, Inc.
8	Expiration: January 2014, Exercise Price: $77.50	3,360
	Noble Corporation
64	Expiration: December 2013, Exercise Price: $37.00	15,104
	Occidental Petroleum Corporation
4	Expiration: November 2013, Exercise Price: $82.50	4,580
16	Expiration: November 2013, Exercise Price: $85.00	14,840
	ONEOK, Inc.
7	Expiration: October 2013, Exercise Price: $50.00	2,520
	Onyx Pharmaceuticals, Inc.
6	Expiration: October 2013, Exercise Price: $125.00	15
2	Expiration: November 2013, Exercise Price: $100.00	4,980
1	Expiration: November 2013, Exercise Price: $110.00	1,495
3	Expiration: January 2014, Exercise Price: $125.00	9
	Perrigo Company
5	Expiration: November 2013, Exercise Price: $110.00	7,000
5	Expiration: November 2013, Exercise Price: $115.00	4,925
	Pfizer, Inc.
28	Expiration: December 2013, Exercise Price: $28.00	3,472
70	Expiration: December 2013, Exercise Price: $29.00	4,760

	SLM Corporation
64	Expiration: October 2013, Exercise Price: $24.00	7,552
7	Expiration: January 2014, Exercise Price: $23.00	1,684
	Smithfield Foods, Inc.
77	Expiration: October 2013, Exercise Price: $34.00	0
	Sprint Corporation
61	Expiration: November 2013, Exercise Price: $6.00	2,928
10	Expiration: November 2013, Exercise Price: $7.00	110
41	Expiration: February 2014, Exercise Price: $6.00	2,870
	The Timken Company
6	Expiration: December 2013, Exercise Price: $57.50	2,880
8	Expiration: December 2013, Exercise Price: $60.00	2,640
	T-Mobile U.S., Inc.
9	Expiration: November 2013, Exercise Price: $21.00	4,612
69	Expiration: January 2014, Exercise Price: $23.00	26,737
	Transocean, Ltd.
16	Expiration: November 2013, Exercise Price: $46.00	1,600
9	Expiration: November 2013, Exercise Price: $50.00	180
	Twenty-First Century Fox, Inc. Class A
50	Expiration: October 2013, Exercise Price: $32.00	8,250
52	Expiration: October 2013, Exercise Price: $32.00	28,340
	Umpqua Holdings Corporation
18	Expiration: March 2014, Exercise Price: $15.00	3,285
	Valero Energy Corporation
20	Expiration: December 2013, Exercise Price: $33.00	5,010
10	Expiration: December 2013, Exercise Price: $34.00	1,955
13	Expiration: January 2014, Exercise Price: $33.00	3,673
	Verizon Communications, Inc.
22	Expiration: November 2013, Exercise Price: $46.00	3,003
1	Expiration: December 2013, Exercise Price: $43.00	385
	Visteon Corporation
20	Expiration: December 2013, Exercise Price: $70.00	14,800
	Vivendi SA
57	Expiration: October 2013, Exercise Price: EUR 15.50 (a)	11,875
35	Expiration: November 2013, Exercise Price: EUR 16.50 (a)	4,167
	Vodafone Group plc - ADR
8	Expiration: January 2014, Exercise Price: $31.00	3,480
	Weyerhaeuser Company
24	Expiration: October 2013, Exercise Price: $27.00	4,320
	Williams Companies, Inc.
47	Expiration: November 2013, Exercise Price: $34.00	13,677
	Xstrata plc
3	Expiration: October 2013, Exercise Price: GBP 3.00 (a)(b)	1,833
2	Expiration: October 2013, Exercise Price: GBP 3.20 (a)(b)	631
		534,279

PUT OPTIONS WRITTEN
iShares Russel 2000 ETF
7	Expiration: October 2013, Exercise Price: $97.00	133
SPDR S&P 500 ETF Trust
16	Expiration: October 2013, Exercise Price: $166.00	2,328
2,461
TOTAL OPTIONS WRITTEN
	(Premiums received $492,151)	$ 536,740

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
GBP -	British Pound
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Level 2 Security. Please see footnote (l) on the schedule of investments for more information.
(b)	1000 shares per contract.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2013
(Unaudited)

			U.S. $ Value at			U.S. $ Value at	Unrealized
Settlement Date	Currency to be Delivered		September 30, 2013	Currency to be Received		September 30, 2013	Appreciation (Depreciation)
12/18/2013	22,596	Australian Dollars	$20,970	21,222	U.S. Dollars	$21,222	$252
1/15/2014	200,021	Australian Dollars	185,298	178,964	U.S. Dollars	178,964	(6,334)
10/24/2013	16,228	British Pounds	26,266	25,973	U.S. Dollars	25,973	(293)
11/13/2013	26,300	British Pounds	42,562	41,298	U.S. Dollars	41,298	(1,264)
11/13/2013	8,998	U.S. Dollars	8,998	5,620	British Pounds	9,095	97
4/9/2014	239,150	British Pounds	386,635	373,873	U.S. Dollars	373,873	(12,762)
10/16/2013	54,551	Canadian Dollars	52,938	51,771	U.S. Dollars	51,771	(1,167)
10/16/2013	9,553	U.S. Dollars	9,553	9,852	Canadian Dollars	9,561	8
12/18/2013	3,828	Canadian Dollars	3,709	3,692	U.S. Dollars	3,692	(17)
1/30/2014	25,270	Canadian Dollars	24,457	24,389	U.S. Dollars	24,389	(68)
10/29/2013	147,449	Euros	199,490	194,091	U.S. Dollars	194,091	(5,399)
11/27/2013	146,100	Euros	197,681	196,888	U.S. Dollars	196,888	(793)
1/9/2014	15,535	Euros	21,022	20,692	U.S. Dollars	20,692	(330)
1/15/2014	268,308	Euros	363,087	351,067	U.S. Dollars	351,067	(12,020)
12/12/2013	719,157	Hong Kong Dollars	92,739	92,760	U.S. Dollars	92,760	21
5/15/2014	86,444	Hong Kong Dollars	11,149	11,154	U.S. Dollars	11,154	5
			$1,646,554			$1,606,490	$(40,064)

*JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2013.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
September 30, 2013
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG SWAP CONTRACTS
11/26/2013	CNH Global NV	1,622	$81,879	$4,451	Merrill Lynch & Co. Inc.
5/30/2014	DE Master Blenders 1753 NV	6,092	102,809	3,581	JPMorgan Chase & Co. Inc.
5/2/2014	Glencore International plc	5,251	29,161	2,786	JPMorgan Chase & Co. Inc.
11/29/2013	GrainCorp. Ltd.	15,815	182,103	(10,942)	JPMorgan Chase & Co. Inc.
10/18/2013	Hillgrove Resources Ltd.	113,277	7,492	(2,991)	JPMorgan Chase & Co. Inc.
7/29/2014	Invensys plc	64,063	518,138	18,647	JPMorgan Chase & Co. Inc.
6/24/2014	Kabel Deutschland Holding AG	3,084	362,735	21,538	JPMorgan Chase & Co. Inc.
8/28/2014	Koninklijke KPN NV	6,473	20,701	737	JPMorgan Chase & Co. Inc.
6/7/2014	Severn Trent plc	1,034	29,563	(2,770)	JPMorgan Chase & Co. Inc.
3/19/2014	Uranium One, Inc.	9,475	26,119	677	Merrill Lynch & Co. Inc.
5/16/2014	Videndi SA	9,200	213,295	28,950	JPMorgan Chase & Co. Inc.

SHORT SWAP CONTRACTS
11/26/2013	Fiat Industrial S.p.A	(6,209)	(81,862)	(15,674)	Merrill Lynch & Co. Inc.
11/26/2013	Fiat Industrial S.p.A - Right	(6,209)	- **	- **	Merrill Lynch & Co. Inc.
7/31/2014	Schneider Electric SA	(1,661)	(145,187)	(3,829)	JPMorgan Chase & Co. Inc.
				$45,161
plc -	Public Limited Company
*	Based on the net asset value of each counterparty’s position, unrealized appreciation is a receivable and unrealized depreciation is a payable.
**	Value is less than $0.50.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Merger Fund VL

By (Signature and Title)	/s/ Michael T. Shannon
Michael T. Shannon, Co-President
Date	11/27/13

By (Signature and Title)	/s/ Roy Behren
Roy Behren, Co-President and Treasurer
Date	11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael T. Shannon
Michael T. Shannon, Co-President
Date	11/27/13

By (Signature and Title)*	/s/ Roy Behren
Roy Behren, Co-President and Treasurer
Date	11/27/13

* Print the name and title of each signing officer under his or her signature.